Insurance service expenses - Summary of Insurance Service Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information About Insurance Service Expenses [Line Items]
Total insurance service expenses	€ 9,423	€ 9,790	€ 10,226
Insurance contracts issued [member]
Disclosure of Detailed Information About Insurance Service Expenses [Line Items]
Total insurance service expenses	(9,391)	(9,747)	(10,190)
Insurance contracts issued [member] | Contracts not measured under the PAA [member]
Disclosure of Detailed Information About Insurance Service Expenses [Line Items]
Incurred claims and expenses	(7,601)	(7,954)	(8,404)
Experience adjustments on incurred claims	(1)	(14)	(17)
Onerous contract losses (and reversals)	(1,127)	(1,109)	(1,079)
Amortization Of Acquisition Cash Flows	(538)	(553)	(558)
Total insurance service expenses	(9,267)	(9,629)	(10,058)
Insurance contracts issued [member] | Contracts measured under the PAA [member]
Disclosure of Detailed Information About Insurance Service Expenses [Line Items]
Total insurance service expenses	(123)	(118)	(132)
Investment contracts with DPF [member]
Disclosure of Detailed Information About Insurance Service Expenses [Line Items]
Total insurance service expenses	(32)	(43)	(36)
Investment contracts with DPF [member] | Contracts not measured under the PAA [member]
Disclosure of Detailed Information About Insurance Service Expenses [Line Items]
Incurred claims and expenses	(30)	(43)	(36)
Onerous contract losses (and reversals)	(2)
Total insurance service expenses	€ (32)	€ (43)	€ (36)